Debt Instruments Issued and Other Financial Liabilities - Schedule of Subordinated Bonds (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,547,807	$ 5,609,795
Financial instruments of regulatory capital issued	1,263,169	1,153,045
Proceeds from issuance of subordinated bonds	0	0
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 1,263,169	$ 1,153,045